One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

March 13, 2025
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Security Varilife Separate Account
1940 Act Registration Number: 811-08276
1933 Act Registration Numbers: 033-73724 and 033-77322
CIK: 0000916881
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Security Varilife Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi‑annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi‑annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicate below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	March 7, 2025
Guggenheim Variable Funds Trust	0000217087	March 7, 2025
Neuberger Berman Advisers Management Trust	0000736913	February 20, 2025
New Age Alpha Variable Funds Trust	0002013968	March 11, 2025

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Deputy General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company